Reserves (Table)	12 Months Ended
Dec. 31, 2020
29. Reserves
Other reserves
	2020	2019
	£m	£m
Currency translation reserve	2,871	3,344
Fair value through other comprehensive income reserve	5	(187)
Cash flow hedging reserve	1,575	1,002
Own credit reserve	(954)	(373)
Other reserves and treasury shares	964	974
Total	4,461	4,760